ALPHACENTRIC LIFESCI HEALTHCARE FUND (LYFAX, LYFCX, LYFIX)
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 87.7%
	BIOTECH & PHARMA - 77.4%
267,500	Abivax S.A. - ADR(a)	$ 2,862,250
26,000	ACADIA Pharmaceuticals, Inc.(a)	814,060
140,000	Amicus Therapeutics, Inc.(a)	1,986,600
151,000	Amylyx Pharmaceuticals, Inc.(a)	2,222,720
7,750	Argenx S.E. - ADR(a)	2,948,333
50,000	Aurinia Pharmaceuticals, Inc.(a)	449,500
7,500	BeiGene Ltd. - ADR(a)	1,352,700
90,000	Bicycle Therapeutics plc - ADR(a)	1,627,200
675,000	BioCryst Pharmaceuticals, Inc.(a)	4,043,250
14,000	BioMarin Pharmaceutical, Inc.(a)	1,349,880
25,000	Cerevel Therapeutics Holdings, Inc.(a)	1,060,000
1,000,000	Coherus Biosciences, Inc.(a)	3,330,000
10,000	Cymabay Therapeutics, Inc.(a)	236,200
112,500	Deciphera Pharmaceuticals, Inc.(a)	1,814,625
100,000	Dynavax Technologies Corporation(a)	1,398,000
105,000	Galapagos N.V. - ADR(a)	4,268,250
8,500	Gilead Sciences, Inc.	688,585
35,000	GSK plc - ADR	1,297,100
122,000	Harmony Biosciences Holdings, Inc.(a)	3,940,600
127,500	ImmunoGen, Inc.(a)	3,780,375
38,000	Immunovant, Inc.(a)	1,600,940
20,000	Intra-Cellular Therapies, Inc.(a)	1,432,400
245,000	Ironwood Pharmaceuticals, Inc.(a)	2,802,800
10,500	Jazz Pharmaceuticals plc(a)	1,291,500
137,000	KalVista Pharmaceuticals, Inc.(a)	1,678,250
3,500	Karuna Therapeutics, Inc.(a)	1,107,785
1,125,000	Karyopharm Therapeutics, Inc.(a)	973,125
50,000	Mirum Pharmaceuticals, Inc.(a)	1,476,000
450,000	Nuvation Bio, Inc.(a)	679,500
117,500	Pacira BioSciences, Inc.(a)	3,964,450
80,000	Pfizer, Inc.	2,303,200
30,000	Protagonist Therapeutics, Inc.(a)	687,900
220,000	Revance Therapeutics, Inc.(a)	1,933,800
16,000	Roche Holding A.G. - ADR	579,680

ALPHACENTRIC LIFESCI HEALTHCARE FUND (LYFAX, LYFCX, LYFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares				Fair Value
	COMMON STOCKS — 87.7% (Continued)
	BIOTECH & PHARMA - 77.4% (Continued)
55,000	Roivant Sciences Ltd.(a)			$ 617,650
40,000	Royalty Pharma plc, Class A			1,123,600
30,000	Structure Therapeutics, Inc. - ADR(a)			1,222,800
421,025	uniQure N.V.(a)			2,850,339
18,000	United Therapeutics Corporation(a)			3,958,020
155,000	UroGen Pharma Ltd.(a)			2,325,000
34,298	Valneva S.E. - ADR(a)			352,926
10,000	Ventyx Biosciences, Inc.(a)			24,700
150,000	Verastem, Inc.(a)			1,221,000
56,000	Verona Pharma plc - ADR(a)			1,113,280
35,000	Viatris, Inc.			379,050
668,151	VYNE Therapeutics, Inc.(a)			1,556,792
				80,726,715
	HEALTH CARE FACILITIES & SERVICES - 1.7%
310,000	DocGo, Inc.(a)			1,732,900

	MEDICAL EQUIPMENT & DEVICES - 5.6%
200,000	Embecta Corporation			3,786,000
5,000	Inari Medical, Inc.(a)			324,600
20,500	Medtronic PLC			1,688,790
				5,799,390
	RETAIL - CONSUMER STAPLES - 3.0%
120,000	Walgreens Boots Alliance, Inc.			3,133,200

	TOTAL COMMON STOCKS (Cost $95,132,528)			91,392,205

		Expiration Date	Exercise Price
	RIGHT — 0.0%(b)
	BIOTECH & PHARMA - 0.0% (b)
300,000	Amryt Pharma, PLC. – CVR (a) (d) (e)	12/31/2024	$ 0.50	–
300,000	Amryt Pharma, PLC. - CVR (a) (d) (e)	12/31/2024	$ 0.50	–
	TOTAL RIGHT (Cost $0)			–

ALPHACENTRIC LIFESCI HEALTHCARE FUND (LYFAX, LYFCX, LYFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 11.3%
	MONEY MARKET FUNDS - 11.3%
1	Fidelity Money Market Government Portfolio, Class I, 5.24%(c)	$ 1
11,786,585	First American Treasury Obligations Fund, Class X, 5.28%(c)	11,786,585
	TOTAL MONEY MARKET FUNDS (Cost $11,786,586)	11,786,586

	TOTAL INVESTMENTS - 99.0% (Cost $106,919,114)	$ 103,178,791
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%	1,052,395
	NET ASSETS - 100.0%	$ 104,231,186

ADR	- American Depositary Receipt
CVR	- Contingent Value Right
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
S/A	- Société Anonyme
(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate disclosed is the seven day effective yield as of December 31, 2023.
(d)	Illiquid security. The total fair value of these securities as of December 31, 2023 was $0, representing 0.0% of net assets.
(e)	Fair Valued by the Board of Trustees in good faith using significant unobservable inputs.